Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Funds payable to institutional funding partners 1	361,214	415,033
Accrued marketing expense	262,016	241,139
Accrued collection service fee	41,213	37,139
Accrued technical services expense	58,460	30,079
Accrued payment channel expenses	33,872	34,577
Accrued professional service fee	28,734	26,028
Payable to platform users	78,766	78,766
Others	44,433	79,004

	908,708	941,765

1	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.